Asbestos - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2020 AUD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Asbestos adjustments	$ 43,600,000	$ 56,800,000	$ 58,200,000	$ 22,000,000.0	$ 156,400,000
Secured standby loan facility maximum borrowing capacity			197,700,000			$ 320,000,000.0
Loan facility, outstanding balance			$ 0
Rate of interest of Benchmark Bonds (as percent)			6.00%
Secured Standby Loan Facility Maturity Date			Nov. 01, 2030
Maturity date of Benchmark Bonds			May 01, 2020